Schedule of Special Charges, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring and plant realignment costs
Total restructuring and plant realignment costs		$ 9,713	$ 8,633
Other special charges
Goodwill impairment	7,600	(6,851)	0
Total other special charges		10,394	6,212	4,066
Total		59,185	33,188	19,592
Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs		9,713	8,633	15,074
Acquisition and integration costs
Acquisition - Blackstone		39,078	18,343	452
Fiberweb Acquisition Costs		14,643	18,306	0
Other special charges
Colombia flood		0	0	57
Goodwill impairment		6,851	0	0
Asset impairment		0	2,259	0
Other charges		3,543	3,953	4,009
Total		59,185	33,188	19,592
Special Charges Net | Maximum [Member]
Acquisition and integration costs
Acquisition - Blackstone		0	37
Companhia Providencia Industria e Comercio [Member] | Special Charges Net
Acquisition and integration costs
Acquisition - Blackstone		24,435	0	0
North America [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs		1,324	1,700
Other special charges
Goodwill impairment		0	0
Total other special charges		881	139	0
North America [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs		1,324	1,700	4,212
Acquisition and integration costs
Acquisition - Blackstone		4,906	244	0
Other special charges
Total		7,111	2,083	4,212
South America [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs		842	922
Other special charges
Goodwill impairment		(6,851)	0
Total other special charges		6,851	2,213	65
South America [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs		842	922	1,721
Acquisition and integration costs
Acquisition - Blackstone		4,627	4	0
Other special charges
Total		12,320	3,139	1,786
Europe [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs		7,472	4,238
Other special charges
Goodwill impairment		0	0
Total other special charges		0	0	0
Europe [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs		7,472	4,238	3,180
Acquisition and integration costs
Acquisition - Blackstone		3,999	1,275	0
Other special charges
Total		11,471	5,513	3,180
Asia [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs		(64)	1
Other special charges
Goodwill impairment		0	0
Total other special charges		2,215	202	0
Asia [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs		(64)	1	829
Acquisition and integration costs
Acquisition - Blackstone		0	0	0
Other special charges
Total		2,151	203	829
Corporation [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs		139	1,772
Other special charges
Total other special charges		447	3,658	4,001
Corporation [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs		139	1,772	5,132
Acquisition and integration costs
Acquisition - Blackstone		25,546	16,820	452
Other special charges
Total		$ 26,132	$ 22,250	$ 9,585